SHORT-TERM INVESTMENTS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SHORT-TERM INVESTMENTS
Investment income	¥ 65,150	$ 9,446	¥ 24,744	¥ 9,095